Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of Warrant Liabilities [Abstract]
Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Blackrock Warrant on the date of grant and as of June 30, 2024 as indicated:

	May 29, 2024	June 30, 2024
Share price on valuation date	USD 11.93 (CHF 10.88)	USD 11.95 (CHF 10.74)
Expected volatility (%) (1)	85.56	86.43
Expected term (years) (2)	3.5	3.46
Risk-free interest rate (%) (3)	4.75	4.48
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Blackrock Warrant is expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms

Schedule of Movement of Warrant Liability

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of June 30, 2024 and 2023:

	2024			2023
in CHF thousands (except number of warrants)	Blackrock Warrant	EBAC Warrants	Total Warrant Liabilities	Blackrock Warrant	EBAC Warrants	Total Warrant Liabilities
Balance as of January 1,	-	5,370	5,370	-	-	-
Issuance of warrants	294	-	294	-	2,136	2,136
Fair value (gain)/loss on warrant liability	(4)	1,703	1,699	-	2,203	2,203
Exercise of public and private warrants	-	-	-	-	(39)	(39)
Balance as of June 30,	290	7,073	7,363	-	4,300	4,300

The movement of the warrant liability is illustrated below:

	2024		2023
in CHF thousands (except number of warrants)	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	5,370	4,254,096	-	-
Issuance of warrants	294	43,321	2,136	4,403,294
Fair value (gain)/loss on warrant liability	1,699	-	2,203	-
Exercise of public and private warrants	-	-	(39)	(47,825)
Balance as of June 30,	7,363	4,297,417	4,300	4,355,469